Organization - Additional Information (Detail)										5 Months Ended	6 Months Ended	9 Months Ended		12 Months Ended
	Oct. 09, 2026 $ / shares	Dec. 31, 2025 USD ($) XRP $ / shares shares	Nov. 04, 2025 $ / shares shares	Oct. 31, 2025 USD ($) $ / shares XRP shares	Oct. 20, 2025 XRP	Oct. 19, 2025 USD ($) $ / shares shares	Aug. 28, 2025 USD ($) $ / shares shares	Aug. 12, 2025 USD ($) $ / shares shares	May 22, 2025 USD ($) $ / shares shares	Dec. 31, 2025 USD ($) XRP $ / shares shares	Jun. 30, 2026 USD ($) XRP $ / shares shares	Jun. 30, 2026 USD ($) XRP $ / shares shares	Jun. 30, 2025 USD ($)	Sep. 30, 2025 USD ($) $ / shares shares	Oct. 08, 2026 $ / shares	Aug. 12, 2026 $ / shares	Jul. 27, 2026 USD ($)	Oct. 24, 2025 XRP	Oct. 23, 2025 USD ($) XRP	Oct. 19, 2025 shares	Oct. 19, 2025	Oct. 19, 2025 XRP	Sep. 09, 2025 $ / shares
Organization [Line Items]
Common stock par value		$ 0.001								$ 0.001	$ 0.001	$ 0.001		$ 0.001
Cash | $		$ 0								$ 0	$ 97,745	$ 97,745
Common stock shares issued | shares		1								1	1	1		1
Common stock shares outstanding | shares		1								1	1	1		1
Accumulated deficit | $		$ (152,717,402)								$ (152,717,402)	$ (340,852,135)	$ (340,852,135)		$ (515,000)
Contributed XRP units | XRP																						126,791,458
Signing XRP price						$ 10
Contribution agreement number of adjustment shares | shares																				0
Advance subscription agreements amount | $																			$ 214,049,995
XRP contributed under advance funding subscription agreement | XRP				84,365,876														600,000
XRP units purchased | XRP				84,365,876
Advance subscription number of adjustment shares | shares				0
Delayed subscription agreements amount | $		$ 10,500,000		$ 10,500,000						$ 10,500,000
XRP contributed under delayed funding subscription agreement | XRP		200,000		200,000						200,000
Series C subscription agreement units																			211,319,096		211,319,096	211,319,096
Contributor related party entity adjustment units | shares																				0
Unrestricted cash | $		$ 0								$ 0	97,745	$ 97,745		$ 0
Closing XRP price under delayed funding subscription agreement				$ 10
Contributor Related Party Entity Subscription Agreement [Member]
Organization [Line Items]
Contributor related party entity initial subscribed units | XRP					50,000,000																	50,000,000
Closing XRP price						$ 10
Combined ownership percentage limit						9.90%
Series C Subscription Agreement [Member]
Organization [Line Items]
Closing XRP price						$ 10
Ownership percentage owned by sponsor after the closing of the proposed business combination																					19.90%
Subsequent Event [Member]
Organization [Line Items]
Price per share																$ 2.36609
Closing XRP price	$ 1.43069
Pubco Common Class A [Member]
Organization [Line Items]
Maximum percentage of contributed XRP units																					9.90%
Closing XRP price under delayed funding subscription agreement		$ 10
Closing XRP price under advance funding subscription agreement				10
Pubco Common Class A [Member] | Contributor Related Party Entity Subscription Agreement [Member]
Organization [Line Items]
Initial subscribed shares						$ 10
Armada Acquisition Corp II [Member]
Organization [Line Items]
Date of incorporation												Oct. 03, 2024		Oct. 03, 2024
Proceeds from issuance initial public offering | $									$ 230,000,000
Proceeds from issuance of private placement | $												$ 0	$ 7,100,000	$ 7,100,000
Transaction costs | $									14,413,386
Payments for underwriting expense | $									$ 4,600,000
Underwriting Commitments									9,200,000
Other offering costs | $									$ 613,386
Held in trust account | $									$ 231,150,000		$ 241,164,305	$ 241,164,305		$ 234,628,166
Trust assets value per share									$ 10.05
Maturity period of government securities									185 days
Dissolution commitments | $									$ 100,000
Percentage of public shares to be redeemed in case of non-completion of business combination									100.00%		100.00%	100.00%		100.00%
Percentage of trust assets for acquisition									80.00%
Common stock par value																							$ 0.1
Proceeds from issuance of warrants | $														$ 3,565,000
Cash | $											$ 54,503	$ 54,503		361,105
Working capital | $											$ 5,289,441	$ 5,289,441		$ 929,898
Common stock voting rights						Each share of Pubco Class Common A Stock will be entitled to one vote per share.
Class of warrant or right, outstanding | shares											11,500,000	11,500,000		11,500,000
Class of warrant or right, exercise price of warrants or rights						$ 11.5					$ 11.5	$ 11.5		$ 11.5
Debt instrument outstanding | $																	$ 135,000
Percentage of forfeited share						30.00%
Accumulated deficit | $											$ (14,528,687)	$ (14,528,687)		$ (10,145,428)
Armada Acquisition Corp II [Member] | Series C Subscription Agreement [Member]
Organization [Line Items]
Stock purchased during period shares | shares						211,319,096.061435
Ownership percentage attributed																					19.90%
Armada Acquisition Corp II [Member] | Delayed Funding Subscription Agreements [Member]
Organization [Line Items]
Price per share						$ 10
Proceeds from issuance of common stock | $						$ 10,500,000
Stock purchased during period shares | shares						200,000
Armada Acquisition Corp II [Member] | Ripple Group Subscription Agreement [Member]
Organization [Line Items]
Stock purchased during period shares | shares						50,000,000
Ownership percentage attributed																					9.90%
Armada Acquisition Corp II [Member] | XRP Token [Member]
Organization [Line Items]
Stock purchased during period shares | shares						600,000
Armada Acquisition Corp II [Member] | Sponsor [Member]
Organization [Line Items]
Stock purchased during period shares | shares									400,000
Armada Acquisition Corp II [Member] | Underwriters [Member]
Organization [Line Items]
Stock purchased during period shares | shares									310,000
Armada Acquisition Corp II [Member] | Subsequent Event [Member]
Organization [Line Items]
Price per share			$ 2.36609
Class of warrant or right, exercise price of warrants or rights	11.5					$ 11.5
Stock purchased during period shares | shares			84,365,876.3625
Armada Acquisition Corp II [Member] | Subsequent Event [Member] | Series C Subscription Agreement [Member]
Organization [Line Items]
Stock purchased during period shares | shares						211,319,096.061435
Ownership percentage attributed																					19.90%
Armada Acquisition Corp II [Member] | Subsequent Event [Member] | Delayed Funding Subscription Agreements [Member]
Organization [Line Items]
Price per share						$ 10
Proceeds from issuance of common stock | $						$ 10,500,000
Stock purchased during period shares | shares						200,000
Armada Acquisition Corp II [Member] | Subsequent Event [Member] | Ripple Group Subscription Agreement [Member]
Organization [Line Items]
Stock purchased during period shares | shares						50,000,000
Ownership percentage attributed																					9.90%
Armada Acquisition Corp II [Member] | Subsequent Event [Member] | Advance Funding Subscription Agreements [Member]
Organization [Line Items]
Price per share																$ 10
Percentage of ownership in entity																39.90%
Armada Acquisition Corp II [Member] | Subsequent Event [Member] | XRP Token [Member]
Organization [Line Items]
Stock purchased during period shares | shares						600,000
Armada Acquisition Corp II [Member] | Private Placement Warrants [Member]
Organization [Line Items]
Proceeds from issuance of warrants | $							$ 6,600,000
Class of warrant or right, outstanding | shares							200,000				355,000	355,000		355,000						60,000
Share-Based Compensation Arrangement Forfeitures in Period | shares						60,000
Armada Acquisition Corp II [Member] | Private Placement Warrants [Member] | New Sponsor [Member]
Organization [Line Items]
Stock and warrants issued during period, value, preferred stock and warrants | $								$ 200,000
Proceeds from issuance of warrants | $								$ 6,600,000
Armada Acquisition Corp II [Member] | Private Placement Warrants [Member] | Subsequent Event [Member]
Organization [Line Items]
Class of warrant or right, outstanding | shares																				60,000
Armada Acquisition Corp II [Member] | Common Class A [Member]
Organization [Line Items]
Common stock par value							$ 0.0001				$ 0.0001	$ 0.0001		$ 0.0001
Common stock shares issued | shares							400,000				710,000	710,000		710,000
Common stock shares outstanding | shares											710,000	710,000		710,000						120,000
Share-Based Compensation Arrangement Forfeitures in Period | shares						120,000
Armada Acquisition Corp II [Member] | Common Class A [Member] | New Sponsor [Member]
Organization [Line Items]
Stock issued during period shares new issues | shares								400,000
Common stock par value								$ 0.0001
Armada Acquisition Corp II [Member] | Common Class A [Member] | Subsequent Event [Member]
Organization [Line Items]
Common stock par value															$ 0.0001
Common stock shares outstanding | shares																				120,000
Armada Acquisition Corp II [Member] | Common Class B [Member]
Organization [Line Items]
Common stock par value							$ 0.0001				$ 0.0001	$ 0.0001		$ 0.0001
Percentage of voting interest owned by parent							100.00%
Common stock shares issued | shares							7,880,000				7,880,000	7,880,000		7,880,000
Common stock shares outstanding | shares											7,880,000	7,880,000		7,880,000						2,364,000
Share-Based Compensation Arrangement Forfeitures in Period | shares						2,364,000
Armada Acquisition Corp II [Member] | Common Class B [Member] | New Sponsor [Member]
Organization [Line Items]
Stock issued during period shares new issues | shares								7,880,000
Common stock par value								$ 0.0001
Armada Acquisition Corp II [Member] | Common Class B [Member] | Subsequent Event [Member]
Organization [Line Items]
Common stock par value															$ 0.0001
Common stock shares outstanding | shares																				2,364,000
Armada Acquisition Corp II [Member] | Pubco Common Class A [Member]
Organization [Line Items]
Price per share						$ 10
Common stock par value						$ 0.001
Proceeds from issuance of common stock | $						$ 214,050,000.00
Armada Acquisition Corp II [Member] | Pubco Common Class A [Member] | Subsequent Event [Member]
Organization [Line Items]
Price per share						$ 10
Common stock par value						$ 0.001
Proceeds from issuance of common stock | $						$ 214,050,000.00
Armada Acquisition Corp II [Member] | Pubco Common Class B [Member]
Organization [Line Items]
Common stock par value						$ 0.001
Common stock shares outstanding | shares																				0
Armada Acquisition Corp II [Member] | Pubco Common Class B [Member] | Subsequent Event [Member]
Organization [Line Items]
Common stock par value						0.001
Common stock shares issued | shares																				0
Common stock shares outstanding | shares																				0
Armada Acquisition Corp II [Member] | Pubco Common Class C [Member]
Organization [Line Items]
Common stock par value						0.001
Armada Acquisition Corp II [Member] | Pubco Common Class C [Member] | Subsequent Event [Member]
Organization [Line Items]
Common stock par value						0.001
Armada Acquisition Corp II [Member] | IPO [Member] | Units [Member]
Organization [Line Items]
Stock issued during period shares new issues | shares									23,000,000
Price per share									$ 10
Proceeds from issuance initial public offering | $									$ 230,000,000
Armada Acquisition Corp II [Member] | Underwriting [Member]
Organization [Line Items]
Stock purchased during period shares | shares									310,000
Armada Acquisition Corp II [Member] | Private placement [Member]
Organization [Line Items]
Stock issued during period shares new issues | shares									710,000
Price per share									$ 10
Proceeds from issuance of private placement | $									$ 7,100,000
Armada Acquisition Corp II [Member] | Over-allotment option [Member]
Organization [Line Items]
Price per share									$ 0.0001
Common stock par value									$ 10
Armada Acquisition Corp II [Member] | Over-allotment option [Member] | Units [Member]
Organization [Line Items]
Share-based compensation arrangement by share-based payment award, options, exercises in period | shares									3,000,000
Pathfinder Digital Assets LLC [Member]
Organization [Line Items]
Cash | $		$ 0								0	$ 789,682	$ 789,682
Initial subscribed shares						10
Accumulated deficit | $		(907,308)								(907,308)	(3,125,506)	(3,125,506)		$ (104,166)
Contributed XRP units | XRP																						126,791,458
Advance subscription agreements amount | $																			$ 214,049,995
XRP contributed under advance funding subscription agreement | XRP				84,365,876														600,000
Delayed subscription agreements amount | $		$ 10,500,000								$ 10,500,000	$ 10,500,000	$ 10,500,000
XRP contributed under delayed funding subscription agreement | XRP		200,000								200,000	200,000	200,000
Series C subscription agreement units | XRP																			211,319,096			211,319,096
Unrestricted cash | $		$ 0								$ 0	$ 789,682	$ 789,682
Pathfinder Digital Assets LLC [Member] | Contributor Related Party Entity Subscription Agreement [Member]
Organization [Line Items]
Contributor related party entity initial subscribed units | XRP					50,000,000																	50,000,000
Combined ownership percentage limit					9.90%
Pathfinder Digital Assets LLC [Member] | Series C Subscription Agreement [Member]
Organization [Line Items]
Closing XRP price		$ 10									$ 10
Ownership percentage owned by sponsor after the closing of the proposed business combination		19.90%								19.90%	19.90%	19.90%
Pathfinder Digital Assets LLC [Member] | Subsequent Event [Member]
Organization [Line Items]
Price per share																$ 2.36609
Closing XRP price	$ 1.43069
Pathfinder Digital Assets LLC [Member] | Pubco Common Class A [Member]
Organization [Line Items]
Closing XRP price under delayed funding subscription agreement										$ 10	$ 10
Closing XRP price under advance funding subscription agreement				10
Pathfinder Digital Assets LLC [Member] | Pubco Common Class A [Member] | Contributor Related Party Entity Subscription Agreement [Member]
Organization [Line Items]
Closing XRP price						$ 10